Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Exploration
	and
	evaluation	Capital works	Mining	Plant and
Dec. 31, 2018	assets	in progress	properties	equipment	Total
Balance, beginning of year (Restated)	$23,010	$933,531	$1,975,061	$2,536,019	$5,467,621
Additions	9,950	88,920	—	16,689	115,559
Acquisitions (note 5)	21,654	—	—	—	21,654
Capitalized stripping and development	—	—	84,023	—	84,023
Decommissioning and restoration	—	15	1,711	7,272	8,998
Interest capitalized	—	13,172	—	—	13,172
Transfers and other movements	—	(152,781)	2,132	150,649	—
Disposals	(1,208)	(4,034)	—	(9,749)	(14,991)
Effects of movements in exchange rates	(1,197)	(3,873)	(65,434)	(62,757)	(133,261)
Other	(3)	(1,169)	946	224	(2)
Balance, end of year	52,206	873,781	1,998,439	2,638,347	5,562,773

Accumulated depreciation
Balance, beginning of year (Restated)	—	—	683,183	820,205	1,503,388
Depreciation for the year	—	—	141,218	189,354	330,572
Disposals	—	—	—	(6,780)	(6,780)

Effects of movement in exchange rates	—	—	(43,469)	(40,211)	(83,680)
Other	—	—	(178)	(361)	(539)
Balance, end of year	—	—	780,754	962,207	1,742,961

Net book value	$52,206	$873,781	$1,217,685	$1,676,140	$3,819,812

	Exploration
	and evaluation	Capital works	Mining	Plant and
Dec. 31, 2017	assets	in progress	properties	equipment	Total
Balance, beginning of year (Restated)	$15,015	$844,759	$1,852,705	$2,385,995	$5,098,474
Additions	7,000	156,807	—	26,830	190,637
Capitalized stripping and development	—	—	69,178	—	69,178
Decommissioning and restoration	—	51	5,509	5,101	10,661
Interest capitalized	—	13,149	—	—	13,149
Transfers and other movements	—	(79,671)	—	79,671	—
Impairment (note 6g)	—	(11,320)	—	—	(11,320)
Disposals	—	(13)	(1,600)	(9,586)	(11,199)
Effects of movements in exchange rates	995	2,955	49,184	47,553	100,687
Other	—	6,814	85	455	7,354
Balance, end of year (Restated)	23,010	933,531	1,975,061	2,536,019	5,467,621

Accumulated depreciation
Balance, beginning of year (Restated)	—	—	529,242	615,480	1,144,722
Depreciation for the year (Restated)	—	—	122,444	183,452	305,896
Disposals	—	—	—	(7,540)	(7,540)
Effects of movement in exchange rates	—	—	31,516	28,741	60,257
Other	—	—	(19)	72	53
Balance, end of year (Restated)	—	—	683,183	820,205	1,503,388

Net book value (Restated)	$23,010	$933,531	$1,291,878	$1,715,814	$3,964,233